Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Dec. 22, 2022	Dec. 22, 2022	Jul. 26, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Intangible assets			$ 483,000
Goodwill				$ 6,916,095	$ 6,916,095	$ 3,511,167
MTS Mergers [Member]
Business Acquisition [Line Items]
Cash			916,000
Restricted cash			1,016,000
Accounts receivable			356,000
Prepaid expenses and other current assets			322,000
Equipment			25,000
Other long-term assets			261,000
Intangible assets			483,000
Total Assets			3,379,000
Accrued expenses			2,129,000
Deferred revenue			914,000
Other current liabilities			495,000
Other long-term liabilities			312,000
Total liabilities			3,850,000
Net assets acquired, excluding goodwill			(471,000)
Goodwill			22,581,032
Purchase consideration for accounting acquiree			$ 22,110,032
Sports Hub Acquisition [Member]
Business Acquisition [Line Items]
Cash	$ 38,255,266	$ 38,255,266
Restricted cash	10,604,004	10,604,004
Accounts receivable	186,712	186,712
Prepaid expenses and other current assets	1,916,932	1,916,932
Equipment	11,953	11,953
Other long-term assets	95,793	95,793
Intangible assets	2,390,000	2,390,000
Total Assets	53,460,660	53,460,660
Accrued expenses	284,345	284,345
Deferred revenue	3,574,285	3,574,285
Other current liabilities	47,657,117	47,657,117
Other long-term liabilities	106,705	106,705
Total liabilities	51,671,227	51,671,227
Net assets acquired, excluding goodwill	1,789,433	1,789,433
Goodwill	4,968,703	4,968,703
Purchase consideration for accounting acquiree	6,758,137	6,758,137
Deferred tax liabilities	$ 48,775	$ 48,775